Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Abstract
Property, Plant and Equipment

A summary of the historical cost of the Partnership's property, plant and equipment is as follows:

	Estimated	December 31,
thousands	Useful Life	2011	2010

Land	n/a	$364	$364
Gathering systems	5 to 47 years	2,437,152	2,102,219
Pipelines and equipment	15 to 45 years	90,883	89,778
Assets under construction	n/a	104,687	44,388
Other	3 to 25 years	4,927	3,059
Total property, plant and equipment		2,638,013	2,239,808
Accumulated depreciation		585,789	486,046
Net property, plant and equipment		$2,052,224	$1,753,762

The cost of property classified as “Assets under construction” is excluded from capitalized costs being depreciated. These amounts represent property that is not yet suitable to be placed into productive service as of the respective balance sheet date. In addition, property, plant and equipment cost, as well as third-party accrued liability balances in the Partnership's consolidated balance sheets include $15.0 million and $9.6 million of accrued capital as of December 31, 2011 and 2010, respectively, representing estimated capital expenditures for which invoices had not yet been processed.